Note 6 - Other Receivables (Details) - Other Receivables - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Other Receivables [Abstract]
Net working capital adjustments receivable from acquisitions	$ 193	$ 372
Other receivables	2,938	2,885
	$ 3,131	$ 3,257